INCOME TAXES (Tax Credit Carryforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tax credit carryforward [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	$ 1,552	$ 2,306
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	569	$ 737
U.S. state net operating loss carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, amount	3,900
Spanish net operating loss carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, amount	549
U.S. Federal Net Operating Loss Carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, amount	$ 740
Minimum [Member] | U.S. foreign tax credit carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, expiration dates	Jan. 01, 2016
Minimum [Member] | U.S. state net operating loss carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, expiration dates	Jan. 01, 2016
Minimum [Member] | U.S. Federal Net Operating Loss Carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, expiration dates	Jan. 01, 2030
Maximum [Member] | U.S. foreign tax credit carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, expiration dates	Dec. 31, 2025
Maximum [Member] | U.S. state net operating loss carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, expiration dates	Dec. 31, 2035
Maximum [Member] | U.S. Federal Net Operating Loss Carryforwards [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward, expiration dates	Dec. 31, 2034